Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Oregon Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005B (JPMorgan Chase Bank)
05/15/2037	3.800%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.3%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,300,413
07/01/2031	5.000%	1,750,000	1,829,568
07/01/2032	5.000%	2,000,000	2,090,377
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,923,458
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,808,770
07/01/2036	5.000%	650,000	694,408
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,320,111
Total			15,967,105
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	199,273
06/15/2035	5.500%	540,000	540,711
Total			739,984
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	565,423
05/01/2036	5.000%	1,500,000	1,529,772
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	252,009
03/01/2025	5.000%	200,000	202,956
Pacific University
Series 2022
05/01/2037	4.000%	635,000	606,018
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	500,361
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	520,218
04/01/2031	5.000%	530,000	550,912
Total			4,727,669
Hospital 12.9%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	277,926
09/01/2030	5.000%	830,000	870,269
09/01/2031	5.000%	500,000	524,172
09/01/2032	5.000%	270,000	282,931
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,340,890
08/15/2037	5.000%	2,900,000	3,142,081
08/15/2039	4.000%	1,100,000	1,079,227
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,870,051
Series 2019A
07/01/2032	5.000%	5,175,000	5,879,214
2	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,431,959
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,126,885
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,674,696
06/01/2034	5.000%	3,185,000	3,323,386
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,628,369
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,058,929
05/15/2030	5.000%	1,000,000	1,054,534
05/15/2031	5.000%	1,025,000	1,080,822
Series 2019
05/15/2037	5.000%	2,305,000	2,461,335
Salem Health Projects
Series 2016A
05/15/2041	4.000%	2,500,000	2,465,844
Total			38,573,520
Local General Obligation 33.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	544,306
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,024,799
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,481,557
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	560,000	561,055
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	561,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,122,867
Series 2015
06/15/2026	4.000%	1,745,000	1,787,848
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,744,825
06/01/2027	5.000%	1,715,000	1,783,672
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,026,731
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,297,923
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,926,279
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	698,667
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,873,352
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,103,024
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	624,461
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	308,277
06/15/2029	5.000%	435,000	498,582
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	813,419

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,624,000
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,798,129
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,126,797
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	624,545
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	207,169
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	559,353
06/15/2035	5.000%	1,000,000	1,112,539
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	672,157
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	375,195
06/15/2033	4.000%	380,000	414,275
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,699,800
Series 2020
06/15/2029	5.000%	550,000	628,709
06/15/2038	4.000%	2,500,000	2,552,243
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	675,589
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,337,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,011,396
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,180,581
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,083,500
06/15/2037	4.000%	2,000,000	2,062,421
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,457,577
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,692,952
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,220,528
06/15/2028	0.000%	1,480,000	1,274,674
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,692,561
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,093,741
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,120,442
06/15/2033	5.000%	240,000	268,996
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,692,732
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,262,853
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	3,071,724

4	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah County School District No. 7 Reynolds(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,024,002
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	764,737
02/01/2028	4.000%	1,000,000	1,019,671
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,069,035
Series 2023
06/15/2038	5.000%	1,000,000	1,152,338
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,245,624
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,043,144
Series 2020B
06/15/2033	5.000%	1,450,000	1,684,785
06/15/2034	5.000%	2,000,000	2,315,182
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,940,731
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,894,279
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	1,000,000	1,070,709
06/15/2029	4.000%	2,000,000	2,173,268
Total			98,775,396
Multi-Family 1.7%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	300,000	290,224
10/01/2036	5.000%	1,000,000	938,497
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department(e)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,950,208
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,950,761
Total			5,129,690
Municipal Power 2.2%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	365,520
12/01/2034	5.000%	400,000	417,737
12/01/2035	5.000%	410,000	427,974
12/01/2036	5.000%	440,000	459,067
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	578,679
08/01/2030	5.000%	420,000	457,695
08/01/2031	5.000%	450,000	487,942
08/01/2032	5.000%	250,000	270,455
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,555,172
12/01/2036	5.000%	1,545,000	1,642,716
Total			6,662,957
Other Bond Issue 0.9%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	1,989,440
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	647,225
Total			2,636,665

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	898,486
01/01/2029	5.000%	1,120,000	1,183,296
Total			2,081,782
Ports 0.9%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,281,173
12/01/2035	4.000%	1,290,000	1,312,035
Total			2,593,208
Refunded / Escrowed 8.2%
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,531,140
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	512,260
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,092,011
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	264,001
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,473,305
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,045,315
09/01/2032	4.000%	1,250,000	1,306,644
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,717,867
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	607,057
09/01/2035	5.000%	800,000	882,992
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,133,660
06/15/2031	5.000%	2,890,000	2,951,601
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,025,559
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,080,822
Total			24,624,234
Retirement Communities 2.7%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	201,874
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	3,811,962
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	319,759
12/01/2036	5.000%	900,000	850,713
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2023	5.000%	645,000	647,362
10/01/2024	5.000%	455,000	457,165
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	646,943
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	556,084
05/15/2038	5.000%	500,000	493,235
Total			7,985,097

6	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 2.4%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,451,115
Series 2020A
07/01/2028	1.700%	1,040,000	951,496
01/01/2029	1.750%	1,010,000	920,576
Series 2020C
07/01/2035	2.000%	2,000,000	1,687,331
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	811,188
07/01/2027	0.950%	1,015,000	915,791
01/01/2029	1.200%	250,000	219,669
01/01/2030	1.450%	375,000	327,310
Total			7,284,476
Special Non Property Tax 9.5%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	471,172
06/15/2031	5.000%	725,000	782,942
06/15/2032	5.000%	780,000	840,138
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,779,027
Series 2015D
04/01/2027	5.000%	2,500,000	2,598,169
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,115,983
Oregon State Lottery(h)
Revenue Bonds
Series 2023A
04/01/2040	5.000%	1,145,000	1,303,166
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,331,585
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,082,896
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,244,061
11/15/2038	5.000%	1,020,000	1,128,555
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,283,247
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,489,150
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,670,321
09/01/2039	4.000%	1,460,000	1,494,372
Total			28,614,784
Special Property Tax 0.6%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,745,000	1,748,542
State General Obligation 6.2%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	494,211
12/01/2031	2.000%	450,000	398,096
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,334,345
Series 2021K
11/01/2029	5.000%	1,275,000	1,472,111
Article XI - Q State Projects
Series 2023
04/30/2040	5.000%	2,000,000	2,304,097
Series 2015F
05/01/2030	5.000%	5,565,000	5,790,027
Series 2019
06/01/2038	5.000%	3,000,000	3,320,026
Series 2019G
08/01/2033	5.000%	1,320,000	1,508,979
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	801,291
Series 2016A
08/01/2031	3.500%	500,000	510,020
08/01/2032	3.500%	500,000	509,809
Total			18,443,012

Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 3.5%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,324,927
10/01/2027	5.000%	1,485,000	1,620,209
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,454,345
Total			10,399,481
Water & Sewer 6.4%
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,254,587
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,538,366
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	519,500
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,645,228
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,117,938
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,688,479
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
05/01/2028	4.000%	3,390,000	3,426,848
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	203,862
04/01/2026	4.000%	250,000	258,458
04/01/2027	4.000%	270,000	283,024
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	206,514
11/01/2033	5.000%	265,000	273,320
11/01/2034	5.000%	250,000	257,849
11/01/2035	5.000%	225,000	231,932
11/01/2036	5.000%	200,000	206,045
Total			19,111,950
Total Municipal Bonds (Cost $303,758,762)			296,099,552

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.321%(i)	51,775	51,770
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.136%(i)	491,738	491,738
Total Money Market Funds (Cost $543,513)		543,508
Total Investments in Securities (Cost: $305,302,275)		297,643,060
Other Assets & Liabilities, Net		1,888,678
Net Assets		299,531,738

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $2,615,930, which represents 0.87% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2023.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2023, the total value of these securities amounted to $6,120,530, which represents 2.04% of total net assets.
8	Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	U.S. Department of Housing and Urban Development
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Oregon Intermediate Municipal Bond Fund | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT207_07_N01_(06/23)